Revenue and Expenses - Other Expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of transactions between related parties [line items]
Leases	€ 1,069	€ 1,076	€ 1,163
Advertising	1,211	1,256	1,367
Other external services	10,445	10,436	11,586
Taxes other than income tax	1,285	1,136	1,232
Change in trade provisions	863	799	831
Losses on disposal of fixed assets and changes in provisions for fixed assets	44	71	39
Goodwill impairment (Note 7)	0	215	104
Other operating expenses	509	352	480
Total	€ 15,426	€ 15,341	16,802
Fundación Telefónica
Disclosure of transactions between related parties [line items]
Outstanding commitments made by entity, related party transactions			€ 325